FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 5,600	$ 4,867	$ 2,172	$ 2,574
Restricted cash and other restricted funds	363	128
Trade accounts receivable and other	3,072	3,569
Inventories	12,328	17,296
Prepaid expenses and other current assets	2,281	2,756
Assets held for sale	4,329	0
Total current assets	27,973	28,616
Non-current assets:
Goodwill and intangible assets	4,312	5,432
Property, plant and equipment and biological assets	30,622	36,231
Carrying amount of interests in associates and joint ventures	6,817	6,529
Other investments	2,980	772
Deferred tax assets	7,866	8,680
Other assets	1,482	1,648
Total non-current assets	54,079	59,292
Total assets	82,052	87,908
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	2,869
Trade accounts payable and other	11,525	12,614
Short-term provisions	935	516
Accrued expenses and other liabilities	4,197	4,910
Income tax liabilities	464	378
Liabilities held for sale	3,039	0
Total current liabilities	22,667	21,287
Non-current liabilities:
Long-term debt, net of current portion	9,815	11,471
Deferred tax liabilities	1,832	2,331
Deferred employee benefits	4,656	7,343
Long-term provisions	1,697	2,475	1,995
Other long-term obligations	1,148	2,518
Total non-current liabilities	19,148	26,138
Equity:
Equity attributable to the equity holders of the parent	38,280	38,521
Non-controlling interests	1,957	1,962
Total equity	40,237	40,483	$ 44,108	$ 40,855
Total liabilities and equity	82,052	87,908
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	919	485
Accrued expenses and other liabilities	1,160	1,075
Income tax liabilities	464	378
Liabilities held for sale	709
Total current liabilities	3,252	1,938
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	1,832	2,331
Deferred employee benefits	4,656	7,343
Long-term provisions	1,691	2,465
Other long-term obligations	354	501
Total non-current liabilities	8,533	12,640
Equity:
Equity attributable to the equity holders of the parent	38,280	38,521
Non-controlling interests	1,957	1,962
Total equity	40,237	40,483
Total liabilities and equity	52,022	55,061
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	2,869
Trade accounts payable and other	11,525	12,614
Short-term provisions	16	31
Accrued expenses and other liabilities	2,829	3,527
Income tax liabilities	0	0
Liabilities held for sale	2,330
Total current liabilities	19,207	19,041
Non-current liabilities:
Long-term debt, net of current portion	9,815	11,471
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	6	10
Other long-term obligations	698	1,779
Total non-current liabilities	10,519	13,260
Equity:
Total liabilities and equity	29,726	32,301
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	208	308
Income tax liabilities	0	0
Liabilities held for sale	0
Total current liabilities	208	308
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	96	238
Total non-current liabilities	96	238
Equity:
Total liabilities and equity	304	546
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	12,328	17,296
Prepaid expenses and other current assets	910	1,305
Assets held for sale	3,384
Total current assets	16,622	18,601
Non-current assets:
Goodwill and intangible assets	4,312	5,432
Property, plant and equipment and biological assets	30,577	36,172
Carrying amount of interests in associates and joint ventures	6,817	6,529
Other investments	0	0
Deferred tax assets	7,866	8,680
Other assets	237	388
Total non-current assets	49,809	57,201
Total assets	66,431	75,802
Financial assets
Current assets:
Cash and cash equivalents	0
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,600	4,867
Restricted cash and other restricted funds	363	128
Trade accounts receivable and other	2,699	3,146
Inventories	0	0
Prepaid expenses and other current assets	1,018	1,047
Assets held for sale	945
Total current assets	10,625	9,188
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	785	1,130
Total non-current assets	785	1,130
Total assets	11,410	10,318
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	136
Assets held for sale	0
Total current assets	0	136
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	45	59
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	0
Total non-current assets	181	59
Total assets	181	195
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	373	423
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale	0
Total current assets	373	423
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	2,980	772
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	2,980	772
Total assets	3,353	1,195
Financial assets | Derivatives
Current assets:
Cash and cash equivalents		0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	353	268
Assets held for sale	0
Total current assets	353	268
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	324	130
Total non-current assets	324	130
Total assets	$ 677	$ 398